CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (95,752)	$ (39,395)	$ 20,463
Other comprehensive (loss) income, net of tax of nil:
Change in foreign currency translation reserve	497	(1,033)	(3,367)
Release of foreign currency translation reserve to net loss as a result of disposition	(566)	0	0
Total comprehensive (loss) income	(95,821)	(40,428)	17,096
Less: comprehensive income attributable to non-controlling interest	67	33	0
Comprehensive (loss) income attributable to Mynd.ai Inc.	$ (95,888)	$ (40,461)	$ 17,096